Other long-term debt - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Long-term debt
Less: current portion of other long-term debt	$ (854,814,983)	$ (1,209,149,107)
Total other long-term debt	476,033,481	$ 259,081,410
Other Long-Term Debt [Member]
Other Long-term debt
2024	854,814,983
2025	146,288,126
2026	97,654,153
2027	232,091,202
2028 and thereafter	0
Less: current portion of other long-term debt	(854,814,983)
Total other long-term debt	$ 476,033,481